UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

July 31, 2018

OS-QTLY-0918
1.804851.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 1.1%
Adelaide Brighton Ltd.	507,480	$2,594
Aub Group Ltd.	215,425	2,098
Netwealth Group Ltd.	52,505	294
Pact Group Holdings Ltd. (a)	537,736	2,161
realestate.com.au Ltd.	9,020	582

TOTAL AUSTRALIA		7,729

Austria - 0.1%
Andritz AG	6,840	388
Bailiwick of Jersey - 1.0%
Sanne Group PLC	251,119	2,327
Wolseley PLC	57,212	4,513

TOTAL BAILIWICK OF JERSEY		6,840

Belgium - 1.1%
Anheuser-Busch InBev SA NV	6,159	627
KBC Groep NV	86,913	6,683

TOTAL BELGIUM		7,310

Bermuda - 1.7%
Credicorp Ltd. (United States)	11,200	2,562
Hiscox Ltd.	210,000	4,405
Hongkong Land Holdings Ltd.	93,600	680
IHS Markit Ltd. (b)	66,501	3,527
SmarTone Telecommunications Holdings Ltd.	656,000	679

TOTAL BERMUDA		11,853

Canada - 0.6%
Constellation Software, Inc.	5,600	4,060
Cayman Islands - 0.6%
SITC International Holdings Co. Ltd.	801,000	778
Value Partners Group Ltd.	718,000	559
ZTO Express (Cayman), Inc. sponsored ADR	146,700	2,909

TOTAL CAYMAN ISLANDS		4,246

China - 0.1%
Yunnan Baiyao Group Co. Ltd.	36,163	529
Denmark - 1.3%
DSV de Sammensluttede Vognmaend A/S	51,500	4,319
Netcompany Group A/S	42,400	1,542
NNIT A/S (a)	67,235	1,745
Scandinavian Tobacco Group A/S (a)	48,036	782
SimCorp A/S	4,900	418

TOTAL DENMARK		8,806

Finland - 0.1%
Nokian Tyres PLC	16,800	729
France - 9.4%
Altarea SCA	2,800	615
ALTEN	29,910	2,971
Amundi SA (a)	53,041	3,662
Capgemini SA	47,900	6,150
Compagnie de St. Gobain	98,300	4,377
Danone SA	68,100	5,347
Edenred SA	133,900	5,272
Elior SA	80,100	1,311
Elis SA	131,639	3,026
LVMH Moet Hennessy - Louis Vuitton SA	21,179	7,381
Maisons du Monde SA (a)	45,100	1,380
Sanofi SA	86,741	7,546
SR Teleperformance SA	24,100	4,419
Total SA (c)	159,489	10,403

TOTAL FRANCE		63,860

Germany - 7.7%
adidas AG	20,284	4,486
Axel Springer Verlag AG	53,800	4,020
Bayer AG	88,351	9,836
Bertrandt AG	8,153	825
Deutsche Post AG	174,826	6,176
Fresenius Medical Care AG & Co. KGaA	45,000	4,390
Fresenius SE & Co. KGaA	81,308	6,277
Hannover Reuck SE	27,400	3,653
JOST Werke AG (a)	6,800	294
SAP SE	87,483	10,182
Scout24 AG (a)	34,800	1,811

TOTAL GERMANY		51,950

Hong Kong - 1.2%
AIA Group Ltd.	872,500	7,614
Dah Sing Banking Group Ltd.	244,800	520
Dah Sing Financial Holdings Ltd.	56,800	360

TOTAL HONG KONG		8,494

India - 0.8%
Axis Bank Ltd.	355,514	2,858
HDFC Asset Management Co. Ltd. (b)	256	4
Housing Development Finance Corp. Ltd.	84,585	2,465

TOTAL INDIA		5,327

Indonesia - 0.5%
PT Astra International Tbk	1,120,000	555
PT Bank Rakyat Indonesia Tbk	14,314,700	3,048

TOTAL INDONESIA		3,603

Ireland - 3.1%
CRH PLC	110,300	3,768
DCC PLC (United Kingdom)	45,400	4,201
Kerry Group PLC Class A	45,200	4,794
Kingspan Group PLC (Ireland)	100,704	4,677
United Drug PLC (United Kingdom)	327,526	3,611

TOTAL IRELAND		21,051

Israel - 0.8%
Frutarom Industries Ltd.	52,980	5,348
Italy - 1.2%
Banca Generali SpA	94,400	2,548
Prada SpA	546,900	2,602
Recordati SpA	79,200	2,962

TOTAL ITALY		8,112

Japan - 17.4%
AEON Financial Service Co. Ltd.	161,900	3,335
Arata Corp.	13,800	743
Arc Land Sakamoto Co. Ltd.	77,530	1,084
Bridgestone Corp.	21,340	842
Credit Saison Co. Ltd.	38,000	593
Daiichikosho Co. Ltd.	55,900	2,650
Daikin Industries Ltd.	46,900	5,606
Dentsu, Inc.	8,220	345
GMO Internet, Inc.	37,100	787
Hoya Corp.	135,000	8,089
Iriso Electronics Co. Ltd.	47,200	2,752
Keyence Corp.	9,900	5,216
KH Neochem Co. Ltd.	124,800	4,018
Miroku Jyoho Service Co., Ltd.	66,640	1,601
Misumi Group, Inc.	112,290	2,854
Mitsubishi UFJ Financial Group, Inc.	934,300	5,734
Morinaga & Co. Ltd.	56,800	2,631
Nabtesco Corp.	102,000	3,152
Nakanishi, Inc.	218,000	4,552
Nissan Chemical Corp.	57,200	2,564
Nitori Holdings Co. Ltd.	30,300	4,570
NOF Corp.	90,600	2,978
OBIC Co. Ltd.	43,120	3,694
Olympus Corp.	104,980	4,262
ORIX Corp.	447,580	7,245
Otsuka Corp.	79,600	3,104
PALTAC Corp.	33,100	1,747
Paramount Bed Holdings Co. Ltd.	12,200	516
Recruit Holdings Co. Ltd.	180,840	4,955
Renesas Electronics Corp. (b)	80,900	721
S Foods, Inc.	51,200	2,008
SMC Corp.	11,200	3,754
Subaru Corp.	24,500	716
Sundrug Co. Ltd.	46,800	1,871
Suzuki Motor Corp.	54,500	3,206
Temp Holdings Co., Ltd.	124,500	2,710
The Suruga Bank Ltd.	54,700	490
Tsuruha Holdings, Inc.	32,300	3,969
USS Co. Ltd.	126,500	2,394
VT Holdings Co. Ltd.	12,380	63
Welcia Holdings Co. Ltd.	80,320	4,073

TOTAL JAPAN		118,194

Kenya - 0.3%
Safaricom Ltd.	7,828,400	2,182
Korea (South) - 0.3%
LG Chemical Ltd.	5,234	1,763
Netherlands - 5.0%
Adyen BV (a)	800	511
ASR Nederland NV	15,900	712
Grandvision NV (a)	92,500	2,125
Heineken NV (Bearer)	38,400	3,886
IMCD Group BV	81,090	5,893
ING Groep NV (Certificaten Van Aandelen)	308,809	4,721
Instone Real Estate Group BV (a)	18,600	478
Intertrust NV (a)	36,724	640
Koninklijke Philips Electronics NV	127,930	5,616
Unilever NV (NY Reg.)	161,087	9,256

TOTAL NETHERLANDS		33,838

New Zealand - 0.7%
EBOS Group Ltd.	192,228	2,647
Trade Maine Group Ltd.	566,330	1,872

TOTAL NEW ZEALAND		4,519

Norway - 1.9%
Equinor ASA	279,211	7,414
Schibsted ASA:
(A Shares)	106,700	3,689
(B Shares)	29,850	970
Skandiabanken ASA (a)	60,800	589

TOTAL NORWAY		12,662

Panama - 0.3%
Copa Holdings SA Class A	18,520	1,803
Spain - 3.0%
Amadeus IT Holding SA Class A	57,856	4,939
CaixaBank SA	965,700	4,443
Grifols SA ADR	236,200	4,908
Masmovil Ibercom SA (b)	13,062	1,477
Prosegur Cash SA (a)	1,619,300	4,355

TOTAL SPAIN		20,122

Sweden - 3.6%
Addlife AB	75,981	1,823
Alfa Laval AB	139,200	3,826
Essity AB Class B	18,680	467
HEXPOL AB (B Shares)	350,600	3,768
Indutrade AB	134,020	3,524
Nordea Bank AB	413,020	4,393
Swedbank AB (A Shares)	282,695	6,694

TOTAL SWEDEN		24,495

Switzerland - 5.7%
Credit Suisse Group AG	309,129	4,972
Julius Baer Group Ltd.	83,670	4,590
Kaba Holding AG (B Shares) (Reg.)	4,025	2,581
Lonza Group AG	16,331	5,035
Roche Holding AG (participation certificate)	48,936	12,024
Sika AG	29,539	4,203
UBS Group AG	340,434	5,609

TOTAL SWITZERLAND		39,014

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	399,300	3,196
United Microelectronics Corp.	2,558,000	1,466

TOTAL TAIWAN		4,662

United Kingdom - 21.3%
Admiral Group PLC	168,000	4,368
Aggreko PLC	21,216	207
Ascential PLC	746,574	4,116
BCA Marketplace PLC	215,000	665
Beazley PLC	350,400	2,580
British American Tobacco PLC (United Kingdom)	163,905	9,010
Charter Court Financial Services Group PLC (a)	165,873	737
Cineworld Group PLC	1,257,895	4,474
Close Brothers Group PLC	16,218	338
Compass Group PLC	265,207	5,707
Conviviality PLC (d)	414,300	0
Cranswick PLC	75,655	3,251
Dechra Pharmaceuticals PLC	58,200	2,281
Diploma PLC	198,000	3,420
DS Smith PLC	542,181	3,587
Halma PLC	200,808	3,708
Hastings Group Holdings PLC (a)	646,378	2,113
Hilton Food Group PLC	148,245	1,860
IntegraFin Holdings PLC (b)	405,896	1,998
Intertek Group PLC	53,790	4,151
James Fisher and Sons PLC	87,547	2,071
John Wood Group PLC	268,800	2,293
JTC PLC (b)	242,000	1,229
LivaNova PLC (b)	45,742	5,038
Lloyds Banking Group PLC	769,480	631
London Stock Exchange Group PLC	93,730	5,409
Melrose Industries PLC	1,764,511	5,000
Micro Focus International PLC	164,661	2,687
Prudential PLC	340,011	8,022
Reckitt Benckiser Group PLC	78,418	6,991
Rentokil Initial PLC	759,200	3,381
Rio Tinto PLC	91,154	5,004
Rolls-Royce Holdings PLC	305,277	3,969
Rotork PLC	709,563	3,352
Sabre Insurance Group PLC (a)	334,500	1,221
Schroders PLC	82,579	3,374
Sinclair Pharma PLC (b)	949,647	261
Spectris PLC	120,928	3,674
St. James's Place Capital PLC	335,400	5,307
Standard Life PLC	933,436	3,826
The Weir Group PLC	162,791	4,163
Ultra Electronics Holdings PLC	118,509	2,568
Victrex PLC	102,890	4,259
Volution Group PLC	818,300	2,180

TOTAL UNITED KINGDOM		144,481

United States of America - 4.0%
Alphabet, Inc. Class C (b)	2,883	3,509
Boston Scientific Corp. (b)	109,400	3,677
Marsh & McLennan Companies, Inc.	41,800	3,484
Moody's Corp.	22,630	3,872
S&P Global, Inc.	30,703	6,154
Sherwin-Williams Co.	8,300	3,658
Worldpay, Inc. (b)	35,300	2,901

TOTAL UNITED STATES OF AMERICA		27,255

TOTAL COMMON STOCKS
(Cost $556,322)		655,225

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG& Co. KGaA
(Cost $6,134)	47,000	5,894

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.96% (e)	13,136,714	13,139
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	8,073	8
TOTAL MONEY MARKET FUNDS
(Cost $13,147)		13,147
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $575,603)		674,266
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,029
NET ASSETS - 100%		$678,295

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,604,000 or 3.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$128
Fidelity Securities Lending Cash Central Fund	174
Total	$302

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$67,645	$55,155	$12,490	$--
Consumer Staples	66,717	44,742	21,975	0
Energy	20,110	9,707	10,403	--
Financials	158,798	125,088	33,710	--
Health Care	97,625	53,951	43,674	--
Industrials	122,258	101,552	20,706	--
Information Technology	72,182	54,651	17,531	--
Materials	49,673	38,337	11,336	--
Real Estate	1,773	1,773	--	--
Telecommunication Services	4,338	4,338	--	--
Money Market Funds	13,147	13,147	--	--
Total Investments in Securities:	$674,266	$502,441	$171,825	$0

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$16,919
Level 2 to Level 1	$83,118

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

July 31, 2018

AICAP-QTLY-0918
1.804862.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 1.9%
Aristocrat Leisure Ltd.	425,081	$10,169,209
CSL Ltd.	97,628	14,260,659
realestate.com.au Ltd.	136,926	8,830,092

TOTAL AUSTRALIA		33,259,960

Bailiwick of Jersey - 1.1%
Experian PLC	408,900	10,057,790
Wolseley PLC	126,141	9,950,539

TOTAL BAILIWICK OF JERSEY		20,008,329

Belgium - 1.2%
KBC Groep NV	139,882	10,756,430
Umicore SA	174,898	10,225,849

TOTAL BELGIUM		20,982,279

Bermuda - 1.0%
Credicorp Ltd. (United States)	34,461	7,883,643
Hiscox Ltd.	461,200	9,673,462

TOTAL BERMUDA		17,557,105

Canada - 3.1%
Canadian National Railway Co.	163,640	14,607,277
Canadian Pacific Railway Ltd.	57,500	11,403,198
CCL Industries, Inc. Class B	186,350	9,454,664
Constellation Software, Inc.	13,760	9,975,088
Waste Connection, Inc. (Canada)	120,230	9,327,449

TOTAL CANADA		54,767,676

Cayman Islands - 5.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	144,360	27,028,523
New Oriental Education & Technology Group, Inc. sponsored ADR	116,200	9,997,848
Sands China Ltd.	1,867,400	9,611,731
Shenzhou International Group Holdings Ltd.	793,000	9,724,266
Sunny Optical Technology Group Co. Ltd.	536,500	8,851,613
TAL Education Group ADR (a)	306,100	9,792,139
Tencent Holdings Ltd.	666,000	30,312,585

TOTAL CAYMAN ISLANDS		105,318,705

China - 4.7%
China International Travel Service Corp. Ltd. (A Shares)	836,180	8,619,919
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,745,600	8,860,341
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	473,142	8,913,907
Kweichow Moutai Co. Ltd. (A Shares)	83,900	8,946,279
Midea Group Co. Ltd. Class A	1,320,800	9,230,303
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,423,500	13,202,974
Shanghai International Airport Co. Ltd. (A Shares)	1,004,647	8,887,823
Shenzhen Inovance Technology Co. Ltd. Class A	2,141,600	8,390,110
Yunnan Baiyao Group Co. Ltd.	590,113	8,628,173

TOTAL CHINA		83,679,829

Denmark - 1.2%
DONG Energy A/S (b)	164,400	10,138,673
DSV de Sammensluttede Vognmaend A/S	125,600	10,532,776

TOTAL DENMARK		20,671,449

Finland - 0.6%
Neste Oyj	125,700	10,380,243
France - 9.2%
Aeroports de Paris	43,300	9,691,128
Air Liquide SA	106,200	13,578,110
Eiffage SA	84,900	9,502,872
Hermes International SCA	17,095	10,826,605
Kering SA	22,661	12,083,380
L'Oreal SA	56,900	13,939,295
Legrand SA	138,500	10,177,251
LVMH Moet Hennessy - Louis Vuitton SA	49,371	17,205,205
Orpea	62,830	8,643,776
Pernod Ricard SA	71,300	11,501,534
Safran SA	99,600	12,351,353
SR Teleperformance SA	54,200	9,937,791
Thales SA	73,500	9,664,765
VINCI SA	130,400	13,113,559

TOTAL FRANCE		162,216,624

Germany - 8.2%
adidas AG	54,557	12,067,057
Allianz SE	79,069	17,494,385
CTS Eventim AG	189,771	8,947,360
Deutsche Borse AG	84,500	11,135,956
Deutsche Wohnen AG (Bearer)	215,100	10,478,623
Hannover Reuck SE	74,900	9,984,612
Infineon Technologies AG	435,700	11,538,545
Linde AG	52,600	12,984,299
SAP SE	157,400	18,319,160
Symrise AG	109,600	9,904,264
Vonovia SE	224,700	10,880,599
Wirecard AG	59,600	11,133,498

TOTAL GERMANY		144,868,358

Hong Kong - 2.7%
AIA Group Ltd.	2,074,000	18,100,152
CSPC Pharmaceutical Group Ltd.	3,614,000	9,438,977
Galaxy Entertainment Group Ltd.	1,332,000	10,699,715
Techtronic Industries Co. Ltd.	1,713,000	9,537,218

TOTAL HONG KONG		47,776,062

India - 6.3%
Adani Ports & Special Economic Zone Ltd.	1,594,588	9,311,080
Asian Paints Ltd.	474,669	10,063,316
Eicher Motors Ltd.	21,737	8,826,425
Godrej Consumer Products Ltd.	504,153	9,697,912
HDFC Bank Ltd.	293,716	9,291,066
Housing Development Finance Corp. Ltd.	447,669	13,044,588
IndusInd Bank Ltd.	316,041	9,210,476
Kotak Mahindra Bank Ltd.	461,546	8,810,567
Maruti Suzuki India Ltd.	71,815	9,987,121
Reliance Industries Ltd.	785,558	13,608,995
Titan Co. Ltd.	761,733	10,151,433

TOTAL INDIA		112,002,979

Indonesia - 0.6%
PT Bank Central Asia Tbk	6,733,000	10,867,585
Ireland - 2.1%
Accenture PLC Class A	57,880	9,222,020
DCC PLC (United Kingdom)	101,300	9,373,773
Kerry Group PLC Class A	99,520	10,555,096
Kingspan Group PLC (Ireland)	184,060	8,548,958

TOTAL IRELAND		37,699,847

Italy - 0.5%
FinecoBank SpA	738,753	8,681,801
Japan - 8.8%
Daikin Industries Ltd.	96,100	11,486,831
Kao Corp.	156,200	11,410,722
Keyence Corp.	25,714	13,547,482
Kose Corp.	47,300	9,048,401
Misumi Group, Inc.	381,800	9,704,204
Nidec Corp.	76,800	11,113,214
Nihon M&A Center, Inc.	370,800	9,868,987
Nissan Chemical Corp.	209,000	9,369,805
Nitori Holdings Co. Ltd.	65,800	9,924,581
OBIC Co. Ltd.	11,500	985,288
Recruit Holdings Co. Ltd.	398,400	10,916,746
Relo Group, Inc.	349,600	9,457,944
Shiseido Co. Ltd.	156,600	11,536,802
Start Today Co. Ltd.	234,100	9,389,961
Tsuruha Holdings, Inc.	73,100	8,982,641
Unicharm Corp.	301,500	9,159,733

TOTAL JAPAN		155,903,342

Kenya - 0.5%
Safaricom Ltd.	30,804,600	8,586,648
Korea (South) - 0.5%
LG Household & Health Care Ltd.	8,699	9,453,142
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	537,835	9,568,790
Netherlands - 4.5%
ASML Holding NV (Netherlands)	77,500	16,598,051
Ferrari NV	76,000	10,113,474
Heineken NV (Bearer)	119,100	12,052,390
Interxion Holding N.V. (a)	138,579	8,991,006
RELX NV	569,128	12,377,794
Wolters Kluwer NV	176,500	10,641,483
Yandex NV Series A (a)	248,600	8,939,656

TOTAL NETHERLANDS		79,713,854

Philippines - 0.6%
SM Prime Holdings, Inc.	14,806,600	10,543,226
South Africa - 2.2%
Capitec Bank Holdings Ltd.	130,100	9,401,485
FirstRand Ltd.	2,056,400	10,818,062
Naspers Ltd. Class N	72,730	17,907,018

TOTAL SOUTH AFRICA		38,126,565

Spain - 0.7%
Amadeus IT Holding SA Class A	146,360	12,493,663
Sweden - 1.8%
Alfa Laval AB	344,000	9,455,848
Atlas Copco AB (A Shares)	408,300	11,692,315
Hexagon AB (B Shares)	182,700	11,141,169

TOTAL SWEDEN		32,289,332

Switzerland - 4.0%
Geberit AG (Reg.)	22,940	10,233,397
Givaudan SA	4,463	10,470,685
Lonza Group AG	37,250	11,485,558
Partners Group Holding AG	12,887	9,793,938
Schindler Holding AG (participation certificate)	40,600	9,463,697
SGS SA (Reg.)	3,668	9,579,809
Sika AG	74,432	10,591,798

TOTAL SWITZERLAND		71,618,882

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	612,270	25,231,647
United Kingdom - 9.4%
Ashtead Group PLC	337,100	10,358,003
Beazley PLC	1,300,600	9,576,845
Bunzl PLC	310,900	9,242,826
Compass Group PLC	539,350	11,606,411
Croda International PLC	146,900	9,910,619
Diageo PLC	430,354	15,788,613
Halma PLC	501,300	9,257,797
Hargreaves Lansdown PLC	366,500	9,986,589
InterContinental Hotel Group PLC	158,302	9,780,171
Intertek Group PLC	125,300	9,670,396
London Stock Exchange Group PLC	177,800	10,261,340
NMC Health PLC	191,600	9,546,355
Prudential PLC	592,792	13,986,061
Rentokil Initial PLC	1,985,900	8,844,170
Rightmove PLC	135,686	8,674,991
St. James's Place Capital PLC	616,500	9,754,750

TOTAL UNITED KINGDOM		166,245,937

United States of America - 12.8%
A.O. Smith Corp.	157,784	9,392,882
Adobe Systems, Inc. (a)	36,660	8,969,969
Alphabet, Inc. Class A (a)	7,300	8,958,706
Amazon.com, Inc. (a)	5,100	9,064,944
Amphenol Corp. Class A	95,462	8,926,652
Estee Lauder Companies, Inc. Class A	67,400	9,094,956
FleetCor Technologies, Inc. (a)	42,300	9,179,100
Global Payments, Inc.	78,600	8,848,002
HEICO Corp. Class A	141,125	9,137,844
Hilton Worldwide Holdings, Inc.	117,500	9,242,550
Marriott International, Inc. Class A	71,300	9,114,992
Marsh & McLennan Companies, Inc.	105,200	8,769,472
MasterCard, Inc. Class A	46,150	9,137,700
Microsoft Corp.	87,300	9,260,784
Moody's Corp.	53,140	9,093,317
MSCI, Inc.	52,790	8,773,170
Northrop Grumman Corp.	31,300	9,405,337
NVIDIA Corp.	35,900	8,790,474
S&P Global, Inc.	44,564	8,932,408
Sherwin-Williams Co.	20,680	9,114,296
SS&C Technologies Holdings, Inc.	12,700	673,989
The Booking Holdings, Inc. (a)	4,380	8,885,794
Thermo Fisher Scientific, Inc.	38,500	9,029,405
TransDigm Group, Inc.	25,300	9,501,162
UnitedHealth Group, Inc.	34,700	8,786,734
Visa, Inc. Class A	66,940	9,153,376

TOTAL UNITED STATES OF AMERICA		227,238,015

TOTAL COMMON STOCKS
(Cost $1,563,935,306)		1,737,751,874

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $12,241,137)	1,025,880	12,300,301

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $29,093,590)	29,087,773	29,093,590
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,605,270,033)		1,779,145,765
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,489,257)
NET ASSETS - 100%		$1,772,656,508

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,138,673 or 0.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$290,526
Fidelity Securities Lending Cash Central Fund	126,730
Total	$417,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$273,680,405	$256,475,200	$17,205,205	$--
Consumer Staples	160,081,423	121,345,286	38,736,137	--
Energy	23,989,238	23,989,238	--	--
Financials	289,585,435	237,677,967	51,907,468	--
Health Care	79,819,637	79,819,637	--	--
Industrials	405,311,652	370,530,281	34,781,371	--
Information Technology	341,830,967	265,062,626	76,768,341	--
Materials	115,667,705	92,719,790	22,947,915	--
Real Estate	41,360,392	41,360,392	--	--
Telecommunication Services	8,586,648	8,586,648	--	--
Utilities	10,138,673	10,138,673	--	--
Money Market Funds	29,093,590	29,093,590	--	--
Total Investments in Securities:	$1,779,145,765	$1,536,799,328	$242,346,437	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$7,587,757
Level 2 to Level 1	$42,443,621

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

July 31, 2018

ADIF-QTLY-0918
1.804845.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
Australia - 1.2%
Amcor Ltd.	587,097	$6,573
Bapcor Ltd.	632,977	3,282
CSL Ltd.	67,863	9,913
Magellan Financial Group Ltd.	323,588	5,933

TOTAL AUSTRALIA		25,701

Bailiwick of Jersey - 1.9%
Glencore Xstrata PLC	1,530,431	6,719
Shire PLC	245,162	13,963
Wolseley PLC	264,146	20,837

TOTAL BAILIWICK OF JERSEY		41,519

Belgium - 1.0%
KBC Groep NV	238,380	18,331
Umicore SA	60,700	3,549

TOTAL BELGIUM		21,880

Bermuda - 1.3%
Credicorp Ltd. (United States)	40,805	9,335
Hiscox Ltd.	477,000	10,005
IHS Markit Ltd. (a)	140,388	7,445

TOTAL BERMUDA		26,785

Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	471,263	21,646
CCL Industries, Inc. Class B	43,900	2,227
Cenovus Energy, Inc.	1,213,900	12,178
Constellation Software, Inc.	15,900	11,526
Fairfax India Holdings Corp. (a)(b)	456,200	7,345
PrairieSky Royalty Ltd.	80,569	1,529
Suncor Energy, Inc.	610,300	25,700

TOTAL CANADA		82,151

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	61,000	11,421
Ascletis Pharma, Inc. (a)	1,512,000	2,697
ENN Energy Holdings Ltd.	380,000	3,866
NetEase, Inc. ADR	18,000	4,644
Shenzhou International Group Holdings Ltd.	90,000	1,104
Zai Lab Ltd. ADR	69,154	1,516
ZTO Express (Cayman), Inc. sponsored ADR	62,200	1,233

TOTAL CAYMAN ISLANDS		26,481

China - 0.9%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	199,030	2,012
Kweichow Moutai Co. Ltd. (A Shares)	60,476	6,449
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	474,500	4,401
Shanghai International Airport Co. Ltd. (A Shares)	579,972	5,131
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	680,280	2,176

TOTAL CHINA		20,169

Curacao - 0.3%
Schlumberger Ltd.	92,500	6,246
Denmark - 0.5%
Netcompany Group A/S	70,300	2,557
NNIT A/S (b)	38,055	988
Novozymes A/S Series B	108,900	5,733
SimCorp A/S	3,300	282

TOTAL DENMARK		9,560

Finland - 0.4%
Sampo Oyj (A Shares)	165,800	8,426
France - 7.5%
Aeroports de Paris	33,800	7,565
Amundi SA (b)	215,258	14,861
BNP Paribas SA	284,400	18,514
Capgemini SA	107,500	13,802
Compagnie de St. Gobain	49,700	2,213
Danone SA	28,300	2,222
Eiffage SA	38,500	4,309
Elis SA	298,800	6,869
Kering SA	13,000	6,932
LVMH Moet Hennessy - Louis Vuitton SA	62,643	21,830
Maisons du Monde SA (b)	73,373	2,244
Sanofi SA	273,955	23,833
Societe Generale Series A	220,700	9,843
SR Teleperformance SA	27,000	4,951
Thales SA	48,800	6,417
VINCI SA	142,000	14,280

TOTAL FRANCE		160,685

Germany - 7.2%
adidas AG	53,209	11,769
Allianz SE	10,000	2,213
Aumann AG (b)(c)	38,488	2,687
Axel Springer Verlag AG	84,400	6,306
Bayer AG	178,426	19,864
Deutsche Borse AG	40,000	5,271
Deutsche Post AG	295,326	10,433
Fresenius SE & Co. KGaA	199,400	15,394
Hannover Reuck SE	47,300	6,305
Linde AG	64,700	15,971
Merck KGaA	11,100	1,141
Morphosys AG (a)	14,689	1,931
Morphosys AG sponsored ADR	90,400	2,955
Puma AG	1,125	564
Rational AG	3,600	2,467
SAP SE	233,873	27,220
Scout24 AG (b)	90,700	4,720
Symrise AG	100,100	9,046
Vonovia SE	128,700	6,232
Wirecard AG	12,500	2,335

TOTAL GERMANY		154,824

Hong Kong - 1.8%
AIA Group Ltd.	2,892,800	25,246
BOC Hong Kong (Holdings) Ltd.	1,148,500	5,560
Techtronic Industries Co. Ltd.	1,420,500	7,909

TOTAL HONG KONG		38,715

India - 4.0%
Adani Ports & Special Economic Zone Ltd.	669,928	3,912
Axis Bank Ltd.	546,458	4,393
Future Retail Ltd.	78,122	610
Godrej Consumer Products Ltd.	91,832	1,766
HDFC Asset Management Co. Ltd. (a)	1,694	27
HDFC Bank Ltd.	780,671	24,695
Housing Development Finance Corp. Ltd.	793,387	23,118
Kajaria Ceramics Ltd.	144,781	939
Kotak Mahindra Bank Ltd.	253,740	4,844
LIC Housing Finance Ltd.	389,732	3,012
Motherson Sumi Systems Ltd.	230,752	1,086
Reliance Industries Ltd.	1,033,008	17,896

TOTAL INDIA		86,298

Indonesia - 0.8%
PT Bank Central Asia Tbk	5,471,100	8,831
PT Bank Rakyat Indonesia Tbk	38,917,000	8,285

TOTAL INDONESIA		17,116

Ireland - 2.9%
Allergan PLC	15,300	2,817
CRH PLC	294,600	10,063
DCC PLC (United Kingdom)	69,700	6,450
Kerry Group PLC Class A	112,500	11,932
Kingspan Group PLC (Ireland)	224,900	10,446
Paddy Power Betfair PLC (Ireland)	20,000	2,181
Ryanair Holdings PLC sponsored ADR (a)	181,536	19,134

TOTAL IRELAND		63,023

Israel - 0.8%
Check Point Software Technologies Ltd. (a)	92,100	10,377
Frutarom Industries Ltd.	76,800	7,753

TOTAL ISRAEL		18,130

Italy - 0.7%
Intesa Sanpaolo SpA	3,441,600	10,547
Prada SpA	1,143,200	5,440

TOTAL ITALY		15,987

Japan - 17.2%
Bandai Namco Holdings, Inc.	80,200	3,203
Daikin Industries Ltd.	122,800	14,678
East Japan Railway Co.	58,500	5,472
GMO Internet, Inc.	110,500	2,343
Hoya Corp.	421,900	25,280
Itochu Corp.	194,800	3,459
Kao Corp.	147,400	10,768
Keyence Corp.	50,200	26,448
Mercari, Inc. (a)	9,400	396
Minebea Mitsumi, Inc.	878,900	15,774
Misumi Group, Inc.	232,400	5,907
Mitsubishi UFJ Financial Group, Inc.	3,130,100	19,209
Morinaga & Co. Ltd.	121,900	5,647
Nabtesco Corp.	86,000	2,657
Nidec Corp.	85,900	12,430
Nintendo Co. Ltd.	5,300	1,792
Nissan Chemical Corp.	46,800	2,098
Nitori Holdings Co. Ltd.	104,500	15,762
Olympus Corp.	164,900	6,694
ORIX Corp.	1,503,400	24,336
Outsourcing, Inc.	171,400	3,684
PALTAC Corp.	74,900	3,952
Panasonic Corp.	455,000	5,846
Recruit Holdings Co. Ltd.	688,600	18,869
Renesas Electronics Corp. (a)	939,500	8,369
Seria Co. Ltd.	39,700	1,825
Shin-Etsu Chemical Co. Ltd.	77,200	7,810
Shiseido Co. Ltd.	68,600	5,054
SMC Corp.	26,900	9,017
SoftBank Corp.	192,400	16,070
Sony Corp.	363,400	19,532
Start Today Co. Ltd.	258,600	10,373
Subaru Corp.	154,000	4,501
Sundrug Co. Ltd.	86,300	3,450
Suzuki Motor Corp.	165,100	9,711
Temp Holdings Co., Ltd.	135,600	2,952
Tsubaki Nakashima Co. Ltd.	75,468	1,783
Tsuruha Holdings, Inc.	146,000	17,941
Welcia Holdings Co. Ltd.	242,800	12,312

TOTAL JAPAN		367,404

Korea (South) - 0.4%
Cafe24 Corp. (a)	13,900	1,997
LG Chemical Ltd.	18,503	6,232

TOTAL KOREA (SOUTH)		8,229

Liberia - 0.1%
Royal Caribbean Cruises Ltd.	10,900	1,229
Luxembourg - 0.8%
B&M European Value Retail S.A.	2,751,595	14,905
Samsonite International SA	845,400	3,199

TOTAL LUXEMBOURG		18,104

Netherlands - 5.6%
Adyen BV (b)	5,900	3,770
ASML Holding NV	100,500	21,507
ING Groep NV (Certificaten Van Aandelen)	863,400	13,199
Koninklijke Philips Electronics NV	311,900	13,692
LyondellBasell Industries NV Class A	66,100	7,323
Philips Lighting NV (b)	67,600	1,875
RELX NV	662,447	14,407
Unilever NV (Certificaten Van Aandelen) (Bearer)	446,000	25,730
Wolters Kluwer NV	245,300	14,790
Yandex NV Series A (a)	111,000	3,992

TOTAL NETHERLANDS		120,285

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	632,845	5,249
Norway - 1.8%
Equinor ASA	1,232,300	32,724
Schibsted ASA (A Shares)	159,600	5,518

TOTAL NORWAY		38,242

South Africa - 0.7%
Capitec Bank Holdings Ltd.	31,600	2,284
Naspers Ltd. Class N	51,700	12,729

TOTAL SOUTH AFRICA		15,013

Spain - 2.2%
Aedas Homes SAU (b)	58,900	2,087
Amadeus IT Holding SA Class A	227,300	19,403
CaixaBank SA	2,964,300	13,638
Masmovil Ibercom SA (a)	23,990	2,713
Neinor Homes SLU (a)(b)	103,800	1,966
Prosegur Cash SA (b)	2,363,895	6,358

TOTAL SPAIN		46,165

Sweden - 2.3%
Alfa Laval AB	157,500	4,329
ASSA ABLOY AB (B Shares)	557,800	11,011
Coor Service Management Holding AB (b)	445,200	3,696
Essity AB Class B	174,000	4,352
HEXPOL AB (B Shares)	416,300	4,474
Indutrade AB	97,700	2,569
Nordea Bank AB	1,715,400	18,245

TOTAL SWEDEN		48,676

Switzerland - 4.6%
Credit Suisse Group AG	861,756	13,859
Julius Baer Group Ltd.	166,500	9,134
Kaba Holding AG (B Shares) (Reg.)	4,970	3,187
Lonza Group AG	29,786	9,184
Roche Holding AG (participation certificate)	97,277	23,896
Sika AG	119,770	17,043
Swatch Group AG (Bearer)	16,460	7,396
TE Connectivity Ltd.	35,600	3,331
UBS Group AG	686,113	11,305

TOTAL SWITZERLAND		98,335

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	455,000	18,751
United Microelectronics Corp.	3,613,000	2,071

TOTAL TAIWAN		20,822

Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	793,000	5,363
United Kingdom - 16.0%
Admiral Group PLC	204,600	5,320
Aon PLC	30,100	4,321
Ascential PLC	859,677	4,739
Ashtead Group PLC	140,600	4,320
AstraZeneca PLC (United Kingdom)	310,679	23,915
Beazley PLC	272,000	2,003
BP PLC sponsored ADR	118,800	5,357
British American Tobacco PLC sponsored ADR	604,600	33,120
Bunzl PLC	401,000	11,921
Coca-Cola European Partners PLC	141,800	5,848
Compass Group PLC	592,792	12,756
Conviviality PLC (d)	775,686	0
Cranswick PLC	171,000	7,348
DS Smith PLC	647,181	4,281
Essentra PLC	255,170	1,612
Halma PLC	231,300	4,272
Hastings Group Holdings PLC (b)	1,715,495	5,607
Indivior PLC (a)	1,539,600	6,180
Informa PLC	374,068	3,876
ITV PLC (a)	2,178,400	4,713
John Wood Group PLC	552,200	4,710
LivaNova PLC (a)	34,400	3,788
Lloyds Banking Group PLC	17,732,900	14,535
London Stock Exchange Group PLC	241,300	13,926
Melrose Industries PLC	5,387,971	15,268
Micro Focus International PLC	530,352	8,654
Ocado Group PLC (a)(c)	31,200	453
Prudential PLC	1,442,694	34,035
Reckitt Benckiser Group PLC	258,813	23,073
Spectris PLC	186,300	5,661
St. James's Place Capital PLC	1,038,500	16,432
Standard Chartered PLC (United Kingdom)	1,034,388	9,341
Standard Life PLC	2,214,669	9,078
Tesco PLC	4,800,972	16,395
The Weir Group PLC	313,000	8,005
Volution Group PLC	2,688,800	7,164

TOTAL UNITED KINGDOM		342,027

United States of America - 6.8%
Alphabet, Inc. Class C (a)	14,149	17,223
Amgen, Inc.	75,000	14,741
Becton, Dickinson & Co.	26,800	6,710
Boston Scientific Corp. (a)	284,000	9,545
Citigroup, Inc.	160,500	11,538
Coty, Inc. Class A	573,000	7,684
DowDuPont, Inc.	100,300	6,898
FleetCor Technologies, Inc. (a)	15,100	3,277
MasterCard, Inc. Class A	97,800	19,364
Oceaneering International, Inc.	126,400	3,458
Pinduoduo, Inc. ADR	93,400	2,110
Quintiles Transnational Holdings, Inc. (a)	39,400	4,804
S&P Global, Inc.	70,700	14,171
Valero Energy Corp.	47,100	5,574
Visa, Inc. Class A	135,500	18,528

TOTAL UNITED STATES OF AMERICA		145,625

TOTAL COMMON STOCKS
(Cost $1,650,843)		2,104,464

Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Henkel AG & Co. KGaA	74,700	9,368
Jungheinrich AG	64,800	2,385
Sartorius AG (non-vtg.)	25,800	4,194
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,308)		15,947

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.96% (e)	14,191,068	14,194
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	622,980	623
TOTAL MONEY MARKET FUNDS
(Cost $14,817)		14,817
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,677,968)		2,135,228
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,378
NET ASSETS - 100%		$2,142,606

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,204,000 or 2.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$415
Fidelity Securities Lending Cash Central Fund	429
Total	$844

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$222,784	$161,364	$61,420	$--
Consumer Staples	232,105	148,863	83,242	--
Energy	115,372	115,372	--	--
Financials	516,578	346,373	170,205	--
Health Care	259,072	130,518	128,554	--
Industrials	336,219	242,116	94,103	--
Information Technology	281,908	242,171	39,737	--
Materials	125,405	105,434	19,971	--
Real Estate	8,319	8,319	--	--
Telecommunication Services	18,783	2,713	16,070	--
Utilities	3,866	3,866	--	--
Money Market Funds	14,817	14,817	--	--
Total Investments in Securities:	$2,135,228	$1,521,926	$613,302	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$60,508
Level 2 to Level 1	$231,642

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

July 31, 2018

AGLO-QTLY-0918
1.804860.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 1.0%
Bapcor Ltd.	72,996	$378,542
Beacon Lighting Group Ltd.	122,491	131,047
Costa Group Holdings Ltd.	59,534	348,096
Imdex Ltd. (a)	94,492	86,701
Mitula Group Ltd. (a)	910,073	483,439

TOTAL AUSTRALIA		1,427,825

Austria - 0.5%
CA Immobilien Anlagen AG	9,200	321,880
Erste Group Bank AG	5,800	250,671
IMMOFINANZ Immobilien Anlagen AG	7,699	202,564

TOTAL AUSTRIA		775,115

Bailiwick of Jersey - 0.2%
Wizz Air Holdings PLC (a)(b)	1,033	46,994
WNS Holdings Ltd. sponsored ADR (a)	5,100	248,166

TOTAL BAILIWICK OF JERSEY		295,160

Bermuda - 2.0%
BW LPG Ltd. (a)(b)	6,900	31,291
China Gas Holdings Ltd.	94,400	382,456
China Resource Gas Group Ltd.	90,000	426,548
Credicorp Ltd. (United States)	2,000	457,540
FLY Leasing Ltd. ADR (a)	7,400	102,268
Genpact Ltd.	21,800	662,284
Hiscox Ltd.	5,165	108,334
Nabors Industries Ltd.	12,000	71,760
Tai Cheung Holdings Ltd.	406,000	437,602
Tai Fook Securities Group Ltd.	307,178	138,540

TOTAL BERMUDA		2,818,623

Brazil - 1.3%
Banco ABC Brasil SA rights 8/2/18 (a)	3,610	3,283
BR Properties SA	22,100	53,111
BTG Pactual Participations Ltd. unit	76,900	405,675
Construtora Tenda SA (a)	42,032	297,773
Direcional Engenharia SA (a)	57,600	106,198
Even Construtora e Incorporadora SA (a)	270,900	268,497
Gafisa SA (a)	45,912	149,603
Helbor Empreendimentos SA (a)	168,200	47,055
Kroton Educacional SA	19,900	59,913
Natura Cosmeticos SA	800	6,203
Smiles Fidelidade SA	9,700	132,321
Sul America SA unit	66,564	391,407

TOTAL BRAZIL		1,921,039

British Virgin Islands - 0.9%
Nomad Foods Ltd. (a)	64,500	1,225,500
Canada - 3.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	70,500	265,557
Canadian Natural Resources Ltd.	4,700	172,702
Constellation Software, Inc.	600	434,960
First Quantum Minerals Ltd.	31,800	496,000
Gluskin Sheff + Associates, Inc.	10,600	136,895
Lions Gate Entertainment Corp.:
Class A (c)	3,250	77,513
Class B	3,250	74,328
Mitel Networks Corp. (a)	12,700	138,925
Nutrien Ltd.	8,900	483,365
NuVista Energy Ltd. (a)	47,600	307,734
Parex Resources, Inc. (a)	21,400	377,710
Pason Systems, Inc.	3,700	56,772
PrairieSky Royalty Ltd.	7,500	142,292
Precision Drilling Corp. (a)	237,500	859,919
SNC-Lavalin Group, Inc.	4,800	212,575
Stingray Digital Group, Inc.	26,700	172,410
Suncor Energy, Inc.	17,500	736,941
Tahoe Resources, Inc.	40,000	179,575

TOTAL CANADA		5,326,173

Cayman Islands - 4.8%
3SBio, Inc. (b)	135,500	288,987
Alibaba Group Holding Ltd. sponsored ADR (a)	7,800	1,460,394
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	273,000	395,811
Baozun, Inc. sponsored ADR (a)	100	5,785
BizLink Holding, Inc.	100	638
China Everbright Greentech Ltd. (b)	338,000	344,500
China Maple Leaf Educational Systems Ltd.	544,000	466,441
China Mengniu Dairy Co. Ltd.	100,000	309,592
China Overseas Property Holdings Ltd.	480,100	170,043
ENN Energy Holdings Ltd.	46,000	467,967
Greatview Aseptic Pack Co. Ltd.	146,000	94,865
HKBN Ltd.	244,000	378,013
Li Ning Co. Ltd. (a)	351,000	382,346
New Oriental Education & Technology Group, Inc. sponsored ADR	2,000	172,080
Silergy Corp.	15,000	344,822
Theravance Biopharma, Inc. (a)	9,900	237,105
Towngas China Co. Ltd.	226,110	224,697
Value Partners Group Ltd.	171,000	133,113
WH Group Ltd. (b)	363,000	291,360
ZTO Express (Cayman), Inc. sponsored ADR	40,800	809,064

TOTAL CAYMAN ISLANDS		6,977,623

China - 1.8%
Air China Ltd. (H Shares)	108,000	99,345
Bank of China Ltd. (H Shares)	935,000	441,709
Beijing Urban Consolidated & Development Group Ltd. (H Shares) (b)	134,000	60,777
China Construction Bank Corp. (H Shares)	171,000	156,342
China Life Insurance Co. Ltd. (H Shares)	118,000	296,519
Huaneng Renewables Corp. Ltd. (H Shares)	756,000	281,247
Industrial & Commercial Bank of China Ltd. (H Shares)	607,000	449,312
Kweichow Moutai Co. Ltd. (A Shares)	3,514	374,699
Shanghai International Airport Co. Ltd. (A Shares)	40,583	359,026
Wuliangye Yibin Co. Ltd. Class A	400	4,236
Yunnan Baiyao Group Co. Ltd.	6,200	90,652

TOTAL CHINA		2,613,864

Curacao - 0.2%
Schlumberger Ltd.	4,600	310,592
France - 2.7%
Air France KLM (Reg.) (a)	14,600	133,336
BNP Paribas SA	7,400	481,723
Danone SA	5,400	423,966
Elis SA	14,400	331,048
Ipsen SA	2,000	332,446
Maisons du Monde SA (b)	8,800	269,194
Societe Generale Series A	14,400	642,211
Thales SA	4,200	552,272
VINCI SA	3,100	311,749
Vivendi SA	14,600	379,010

TOTAL FRANCE		3,856,955

Germany - 2.2%
BAUER AG	7,700	170,536
Bayer AG	7,016	781,071
Deutsche Borse AG	3,100	408,538
Deutsche Post AG	14,692	519,004
MLP AG	19,500	127,237
SAP SE	2,995	348,576
Sixt AG	2,800	362,779
Wirecard AG	2,200	410,968

TOTAL GERMANY		3,128,709

Greece - 0.1%
Mytilineos Holdings SA	15,300	153,863
Hong Kong - 0.3%
CSPC Pharmaceutical Group Ltd.	78,000	203,719
Sino Land Ltd.	125,330	215,242

TOTAL HONG KONG		418,961

India - 1.5%
Bharat Heavy Electricals Ltd.	84,269	91,150
Edelweiss Financial Services Ltd.	78,724	355,845
Future Retail Ltd.	100	781
HDFC Bank Ltd.	4,366	138,109
Housing Development Finance Corp. Ltd.	17,700	515,759
JSW Steel Ltd.	24,782	119,602
Praxis Home Retail Ltd. (a)	5	14
Reliance Industries Ltd.	23,739	411,254
The Karnataka Bank Ltd.	74,641	126,419
Yes Bank Ltd.	64,600	347,204

TOTAL INDIA		2,106,137

Indonesia - 0.4%
PT Bank Bukopin Tbk (a)	3,440,300	101,157
PT Bank Rakyat Indonesia Tbk	766,200	163,123
PT Semen Gresik (Persero) Tbk	420,500	221,623
PT Sumber Alfaria Trijaya Tbk	701,300	39,393

TOTAL INDONESIA		525,296

Ireland - 2.7%
Allergan PLC	7,200	1,325,448
C&C Group PLC	70,151	282,187
Hibernia (REIT) PLC	94,230	160,434
Jazz Pharmaceuticals PLC (a)	4,100	709,628
Johnson Controls International PLC	15,200	570,152
Kingspan Group PLC (United Kingdom)	3,800	176,852
Medtronic PLC	4,400	397,012
Ryanair Holdings PLC sponsored ADR (a)	2,900	305,660

TOTAL IRELAND		3,927,373

Israel - 0.7%
SodaStream International Ltd. (a)	3,800	331,740
Teva Pharmaceutical Industries Ltd. sponsored ADR	26,300	629,622

TOTAL ISRAEL		961,362

Italy - 1.4%
Immobiliare Grande Distribuzione SpA	19,485	164,757
Leonardo SpA	31,139	373,227
Mediaset SpA (a)	29,400	99,802
Moncler SpA	9,000	396,971
Technogym SpA (b)	24,500	267,153
Technogym SpA (a)	59,600	649,890

TOTAL ITALY		1,951,800

Japan - 7.8%
Aichi Electric Co. Ltd.	3,100	92,184
Aucnet, Inc.	58,800	878,201
Bandai Namco Holdings, Inc.	9,000	359,388
Benefit One, Inc.	8,000	229,665
Broadleaf Co. Ltd.	45,300	273,870
Daisue Construction Co. Ltd.	30,500	352,149
DENSO Corp.	12,500	618,314
en-japan, Inc.	6,100	288,593
Ezaki Glico Co. Ltd.	14,400	665,814
Fanuc Corp.	100	20,164
FJ Next Co. Ltd.	26,700	243,563
Fujita Engineering Co. Ltd.	12,900	100,833
Hokuriku Electrical Construction Co. Ltd.	20,100	192,524
Hoya Corp.	2,100	125,833
Maeda Seisakusho Co. Ltd. (c)	18,200	98,150
Meitetsu Transport Co. Ltd.	7,800	175,093
Mikikogyo Co. Ltd.	4,400	195,967
Minebea Mitsumi, Inc.	35,000	628,149
Mitsubishi Heavy Industries Ltd.	5,100	191,511
Monex Group, Inc.	71,600	356,031
Moriya Corp.	13,500	251,250
Nakano Corp.	35,800	227,002
NOF Corp.	12,700	417,408
Open House Co. Ltd.	2,500	136,610
Panasonic Corp.	39,700	510,110
Recruit Holdings Co. Ltd.	11,900	326,078
Renesas Electronics Corp. (a)	19,200	171,025
Sakai Heavy Industries Ltd.	3,100	103,966
SAMTY Co. Ltd.	12,300	217,146
Sanei Architecture Planning Co. Ltd.	700	12,377
Seikitokyu Kogyo Co. Ltd.	119,200	782,478
Shionogi & Co. Ltd.	5,200	283,829
SMC Corp.	1,400	469,275
Suzuki Motor Corp.	4,500	264,681
Taiheiyo Cement Corp.	4,700	148,510
TDK Corp.	3,500	374,979
Toto Ltd.	6,068	283,583
Zenkoku Hosho Co. Ltd.	4,100	180,405

TOTAL JAPAN		11,246,708

Kazakhstan - 0.0%
JSC Halyk Bank of Kazakhstan GDR unit	5,800	67,570
Kenya - 0.1%
Safaricom Ltd.	662,100	184,557
Korea (South) - 1.6%
CJ O Shopping Co. Ltd.	41	8,539
Hyundai Fire & Marine Insurance Co. Ltd.	7,422	244,296
Jeju Air Co. Ltd.	8,728	332,747
LG Chemical Ltd.	1,008	339,479
Samsung Electro-Mechanics Co. Ltd.	3,297	454,516
Samsung SDI Co. Ltd.	3,569	734,013
SKC Kolon PI, Inc.	3,751	172,143

TOTAL KOREA (SOUTH)		2,285,733

Liberia - 0.1%
Royal Caribbean Cruises Ltd.	1,900	214,244
Mexico - 0.6%
Banco del Bajio SA (b)	94,100	222,303
Credito Real S.A.B. de CV	463,600	653,944

TOTAL MEXICO		876,247

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	138,000	184,257
Netherlands - 2.6%
AerCap Holdings NV (a)	1,900	106,647
ASML Holding NV (Netherlands)	1,400	299,836
Basic-Fit NV (a)(b)	10,600	345,824
Heijmans NV (Certificaten Van Aandelen) (a)	24,700	315,979
Intertrust NV (b)	18,000	313,620
Koninklijke Philips Electronics NV	11,852	520,298
LyondellBasell Industries NV Class A	9,300	1,030,347
NSI NV	6,286	245,140
NSI NV rights 8/9/18 (a)(d)	6,286	7,645
PostNL NV	68,524	270,754
RELX NV	15,248	331,624

TOTAL NETHERLANDS		3,787,714

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	26,445	219,363
Synlait Milk Ltd. (a)	50,012	370,879

TOTAL NEW ZEALAND		590,242

Norway - 0.0%
Epic Gas Ltd. (a)(e)	3,100	3,877
Panama - 0.2%
Copa Holdings SA Class A	2,600	253,084
Philippines - 0.1%
Century Properties Group, Inc.	10,350,000	84,924
Portugal - 0.5%
Banco Comercial Portugues SA (Reg.) (a)	2,226,700	698,858
Russia - 0.5%
Bank St. Petersburg PJSC (a)	398,900	316,381
Sberbank of Russia	124,000	424,938

TOTAL RUSSIA		741,319

Singapore - 0.2%
WAVE Life Sciences (a)	100	4,040
Wing Tai Holdings Ltd.	147,000	223,521

TOTAL SINGAPORE		227,561

South Africa - 0.5%
Naspers Ltd. Class N	3,100	763,258
Spain - 0.7%
Atresmedia Corporacion de Medios de Comunicacion SA	15,900	124,571
CaixaBank SA	153,500	706,235
Unicaja Banco SA (b)	117,400	198,235

TOTAL SPAIN		1,029,041

Sweden - 0.5%
Alfa Laval AB	100	2,749
Essity AB Class B	11,500	287,600
Indutrade AB	3,200	84,140
Telefonaktiebolaget LM Ericsson (B Shares)	47,100	369,747

TOTAL SWEDEN		744,236

Switzerland - 1.4%
Chubb Ltd.	1,400	195,608
Roche Holding AG (participation certificate)	7,160	1,758,829

TOTAL SWITZERLAND		1,954,437

Taiwan - 1.0%
Catcher Technology Co. Ltd.	30,000	369,347
Chroma ATE, Inc.	39,000	219,990
St.Shine Optical Co. Ltd.	1,000	22,007
TCI Co. Ltd.	21,000	398,287
United Microelectronics Corp. sponsored ADR	135,500	379,400

TOTAL TAIWAN		1,389,031

Thailand - 0.0%
Kasikornbank PCL (For. Reg.)	8,700	58,837
MC Group PCL	11,400	4,215

TOTAL THAILAND		63,052

Turkey - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	137,000	48,953
Turkiye Is Bankasi A/S Series C	153,000	157,799
Turkiye Sinai Kalkinma Bankasi A/S	607,833	106,129

TOTAL TURKEY		312,881

United Kingdom - 6.9%
Admiral Group PLC	6,485	168,620
Alliance Pharma PLC	553,526	677,126
Ashtead Group PLC	15,600	479,338
AstraZeneca PLC sponsored ADR	11,800	461,734
Bunzl PLC	12,888	383,151
ConvaTec Group PLC (b)	159,472	458,400
ConvaTec Group PLC ADR	1,900	21,936
Conviviality PLC (e)	142,200	2
Direct Line Insurance Group PLC	65,265	294,597
Ensco PLC Class A	100,300	745,229
Fever-Tree Drinks PLC	522	23,603
G4S PLC (United Kingdom)	91,749	332,373
GW Pharmaceuticals PLC ADR (a)	800	108,056
Hastings Group Holdings PLC (b)	103,134	337,068
HomeServe PLC	29,700	394,505
Ibstock PLC (b)	44,800	144,418
Lloyds Banking Group PLC	647,811	530,997
Melrose Industries PLC	50,329	142,622
Metro Bank PLC (a)	300	12,600
Micro Focus International PLC	15,988	260,883
Moneysupermarket.com Group PLC	35,325	145,635
NMC Health PLC	7,300	363,718
Noble Corp. (a)	2,900	16,936
Prudential PLC	16,206	382,357
Safestore Holdings PLC	45,119	331,637
Senior Engineering Group PLC	72,500	301,847
Smiths Group PLC	18,300	387,677
Spire Healthcare Group PLC (b)	78,605	255,869
St. James's Place Capital PLC	15,670	247,943
Tesco PLC	191,975	655,596
The Weir Group PLC	13,491	345,033
Unilever PLC	6,107	348,862
Volution Group PLC	84,500	225,148

TOTAL UNITED KINGDOM		9,985,516

United States of America - 44.5%
Abraxas Petroleum Corp. (a)	311,600	810,160
Acceleron Pharma, Inc. (a)	3,900	169,884
Achaogen, Inc. (a)(c)	11,700	83,304
Activision Blizzard, Inc.	16,400	1,204,088
Adobe Systems, Inc. (a)	900	220,212
Aetna, Inc.	2,900	546,331
Akamai Technologies, Inc. (a)	9,800	737,548
Alexion Pharmaceuticals, Inc. (a)	9,000	1,196,640
Allison Transmission Holdings, Inc.	4,000	188,000
Alphabet, Inc.:
Class A (a)	1,400	1,718,108
Class C (a)	1,059	1,289,078
AMAG Pharmaceuticals, Inc. (a)	11,700	257,985
American International Group, Inc.	17,400	960,654
Amgen, Inc.	4,000	786,200
Anadarko Petroleum Corp.	15,100	1,104,565
Antero Resources Corp. (a)	9,000	184,860
Anthem, Inc.	2,000	506,000
Apache Corp.	5,700	262,200
At Home Group, Inc. (a)	10,500	380,835
Autodesk, Inc. (a)	1,300	166,972
Avnet, Inc.	4,300	188,555
Baker Hughes, a GE Co. Class A	3,700	127,946
Bank of America Corp.	60,200	1,858,964
Bank of New York Mellon Corp.	5,700	304,779
Bank of the Ozarks, Inc.	4,600	188,140
bluebird bio, Inc. (a)	500	77,450
Capital One Financial Corp.	7,500	707,400
Carbonite, Inc. (a)	7,322	251,145
Care.com, Inc. (a)	18,600	335,172
CDK Global, Inc.	11,200	699,440
CDW Corp.	5,050	424,655
Celanese Corp. Class A	4,800	566,928
CF Industries Holdings, Inc.	7,800	346,476
Charles Schwab Corp.	3,700	188,922
Cheniere Energy, Inc. (a)	11,900	755,650
Cigna Corp.	4,000	717,680
Cimarex Energy Co.	3,800	374,680
Cisco Systems, Inc.	15,800	668,182
CIT Group, Inc.	7,700	407,561
Citigroup, Inc.	18,100	1,301,209
Cognizant Technology Solutions Corp. Class A	2,600	211,900
Conduent, Inc. (a)	51,400	923,144
Delek U.S. Holdings, Inc.	9,200	490,544
Diamondback Energy, Inc.	2,600	343,070
Dine Brands Global, Inc.	8,400	596,652
Dollar Tree, Inc. (a)	3,900	355,992
Drive Shack, Inc. (a)	38,496	238,675
Dun & Bradstreet Corp.	1,600	201,424
E*TRADE Financial Corp. (a)	7,800	466,518
Eastman Chemical Co.	3,600	373,032
Electronic Arts, Inc. (a)	8,700	1,120,125
EOG Resources, Inc.	2,600	335,244
Epizyme, Inc. (a)	1,600	20,640
Euronet Worldwide, Inc. (a)	7,800	717,132
Exelon Corp.	6,800	289,000
F5 Networks, Inc. (a)	1,300	222,794
G-III Apparel Group Ltd. (a)	6,000	274,200
General Electric Co.	2,100	28,623
Goldman Sachs Group, Inc.	2,100	498,603
Graphic Packaging Holding Co.	13,800	200,514
Great Southern Bancorp, Inc.	1,900	112,195
Halliburton Co.	12,600	534,492
HD Supply Holdings, Inc. (a)	6,300	277,074
Hill-Rom Holdings, Inc.	1,600	150,720
Hilton Grand Vacations, Inc. (a)	700	24,213
Hubbell, Inc. Class B	2,500	308,125
Humana, Inc.	1,300	408,434
Huntington Bancshares, Inc.	45,607	704,172
ImmunoGen, Inc. (a)	21,800	202,740
Independence Contract Drilling, Inc. (a)	25,600	103,168
Inovalon Holdings, Inc. Class A (a)(c)	46,800	498,420
Intercept Pharmaceuticals, Inc. (a)	300	27,342
Ironwood Pharmaceuticals, Inc. Class A (a)	4,700	90,616
Jabil, Inc.	10,200	287,334
Jacobs Engineering Group, Inc.	7,300	493,699
JBG SMITH Properties	7,900	288,350
KeyCorp	800	16,696
KLX, Inc. (a)	4,900	357,945
Las Vegas Sands Corp.	2,100	150,990
Malibu Boats, Inc. Class A (a)	10,600	398,454
Matrix Service Co. (a)	37,600	750,120
McCormick & Co., Inc. (non-vtg.)	3,100	364,374
Melinta Therapeutics, Inc. (a)	16,800	89,040
MetLife, Inc.	20,200	923,948
Micron Technology, Inc. (a)	6,400	337,856
Microsoft Corp.	6,900	731,952
Mondelez International, Inc.	31,400	1,362,132
MyoKardia, Inc. (a)	1,300	74,620
Myriad Genetics, Inc. (a)	5,100	223,125
Neurocrine Biosciences, Inc. (a)	2,600	261,274
Noble Energy, Inc.	13,900	501,651
NVIDIA Corp.	1,600	391,776
ON Semiconductor Corp. (a)	14,800	326,340
Packaging Corp. of America	200	22,580
Party City Holdco, Inc. (a)	30,700	483,525
PayPal Holdings, Inc. (a)	8,600	706,404
Planet Fitness, Inc. (a)	9,500	451,440
Plantronics, Inc.	1,600	109,856
Portola Pharmaceuticals, Inc. (a)	2,900	103,820
Post Holdings, Inc. (a)	2,700	233,712
Puma Biotechnology, Inc. (a)	1,700	81,855
Pure Storage, Inc. Class A (a)	100	2,166
PVH Corp.	5,100	782,952
Qualcomm, Inc.	10,600	679,354
Radian Group, Inc.	10,700	204,905
Radius Health, Inc. (a)(c)	5,000	120,000
Regal Beloit Corp.	11,700	1,005,615
Rexnord Corp. (a)	13,800	417,312
Sarepta Therapeutics, Inc. (a)	2,600	302,224
Six Flags Entertainment Corp.	5,500	357,225
Spectrum Brands Holdings, Inc.	2,300	200,951
Starbucks Corp.	3,000	157,170
Stifel Financial Corp.	3,600	198,468
Store Capital Corp.	1,700	46,665
SunTrust Banks, Inc.	5,300	381,971
Superior Energy Services, Inc. (a)	17,800	175,152
Supernus Pharmaceuticals, Inc. (a)	7,500	397,125
Take-Two Interactive Software, Inc. (a)	6,100	689,422
Team, Inc. (a)(c)	42,500	926,500
Tenneco, Inc.	2,600	119,860
TESARO, Inc. (a)	1,200	41,796
The AES Corp.	98,700	1,318,632
The Chemours Co. LLC	13,800	632,178
The J.M. Smucker Co.	1,200	133,344
The Mosaic Co.	39,900	1,201,389
The New York Times Co. Class A	34,600	858,080
The Walt Disney Co.	3,800	431,528
TherapeuticsMD, Inc. (a)	9,800	51,156
Toll Brothers, Inc.	3,700	130,462
TriMas Corp. (a)	10,400	307,840
U.S. Bancorp	7,100	376,371
Ultragenyx Pharmaceutical, Inc. (a)	2,600	205,686
Umpqua Holdings Corp.	7,300	155,490
Under Armour, Inc.:
Class A (sub. vtg.) (a)	100	1,997
Class C (non-vtg.) (a)	6,200	116,188
UnitedHealth Group, Inc.	1,600	405,152
Univar, Inc. (a)	8,900	244,661
Valero Energy Corp.	1,800	213,030
Virtusa Corp. (a)	5,200	274,716
Vistra Energy Corp. (a)	22,600	510,760
Weight Watchers International, Inc. (a)	4,800	429,744
Wells Fargo & Co.	20,600	1,180,174
WESCO International, Inc. (a)	2,800	170,800
WestRock Co.	8,900	516,022
Whiting Petroleum Corp. (a)	11,200	556,080
WildHorse Resource Development Corp. (a)	16,100	353,073
World Fuel Services Corp.	16,100	448,063
Yum China Holdings, Inc.	6,900	248,952
Yum! Brands, Inc.	1,400	111,006
Zimmer Biomet Holdings, Inc.	2,600	326,352

TOTAL UNITED STATES OF AMERICA		64,254,722

TOTAL COMMON STOCKS
(Cost $124,343,464)		142,665,039

Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Banco ABC Brasil SA	93,183	385,314
Banco do Estado Rio Grande do Sul SA	18,900	79,210
Companhia Paranaense de Energia-Copel (PN-B)	36,400	198,812
Itau Unibanco Holding SA	11,400	136,680
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $967,448)		800,016
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40(f)(g)
(Cost $4,554)	CAD 5,600	5,431
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.96% (h)	299,788	299,848
Fidelity Securities Lending Cash Central Fund 1.97% (h)(i)	1,504,502	1,504,653
TOTAL MONEY MARKET FUNDS
(Cost $1,804,501)		1,804,501
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $127,119,967)		145,274,987
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,040,235)
NET ASSETS - 100%		$144,234,752

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,875,993 or 2.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,751
Fidelity Securities Lending Cash Central Fund	22,050
Total	$26,801

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$16,483,323	$15,090,218	$1,393,105	$--
Consumer Staples	8,746,199	7,317,773	1,428,424	2
Energy	12,668,757	12,664,880	--	3,877
Financials	25,235,292	21,104,054	4,131,238	--
Health Care	18,700,339	15,356,312	3,344,027	--
Industrials	20,138,078	17,837,965	2,300,113	--
Information Technology	25,105,187	23,451,166	1,654,021	--
Materials	7,793,155	7,644,645	148,510	--
Real Estate	3,403,279	3,403,279	--	--
Telecommunication Services	746,827	746,827	--	--
Utilities	4,444,619	4,444,619	--	--
Corporate Bonds	5,431	--	5,431	--
Money Market Funds	1,804,501	1,804,501	--	--
Total Investments in Securities:	$145,274,987	$130,866,239	$14,404,869	$3,879

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,006,502
Level 2 to Level 1	$7,106,037

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

July 31, 2018

AEA-QTLY-0918
1.804857.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 1.9%
Blue Sky Alternative Investments Ltd.	282,448	$405,000
Netwealth Group Ltd.	273,526	1,532,250
SpeedCast International Ltd.	349,909	1,611,782
Woodside Petroleum Ltd.	79,444	2,133,088

TOTAL AUSTRALIA		5,682,120

Bermuda - 3.9%
China Resource Gas Group Ltd.	924,000	4,379,231
Hongkong Land Holdings Ltd.	490,000	3,562,300
Man Wah Holdings Ltd.	1,457,200	1,073,075
Tai Cheung Holdings Ltd.	1,105,000	1,191,010
Vtech Holdings Ltd.	168,100	1,880,378

TOTAL BERMUDA		12,085,994

Cayman Islands - 20.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,600	18,648,108
Geely Automobile Holdings Ltd.	795,000	1,813,022
International Housewares Retail Co. Ltd.	3,175,900	789,013
JD.com, Inc. sponsored ADR (a)	89,400	3,205,884
NetEase, Inc. ADR	13,800	3,560,400
Shenzhou International Group Holdings Ltd.	346,000	4,242,870
Silergy Corp.	86,000	1,976,979
SITC International Holdings Co. Ltd.	2,015,000	1,956,199
Tencent Holdings Ltd.	492,300	22,406,737
Value Partners Group Ltd.	2,070,000	1,611,367
Xinyi Glass Holdings Ltd.	1,106,000	1,301,997
ZTO Express (Cayman), Inc. sponsored ADR	131,000	2,597,730

TOTAL CAYMAN ISLANDS		64,110,306

China - 17.0%
China Construction Bank Corp. (H Shares)	7,413,000	6,777,582
China Pacific Insurance (Group) Co. Ltd. (H Shares)	515,600	2,010,098
Gree Electric Appliances, Inc. of Zhuhai Class A	535,400	3,471,255
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	546,948	2,776,206
Hangzhou Tigermed Consulting Co. Ltd. Class A	310,372	2,734,382
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	209,502	2,117,869
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	172,510	3,250,056
Kweichow Moutai Co. Ltd. (A Shares)	50,583	5,393,679
Midea Group Co. Ltd. Class A	245,900	1,718,452
PICC Property & Casualty Co. Ltd. (H Shares)	1,660,590	1,872,357
Qingdao Port International Co. Ltd. (b)	3,522,000	2,566,660
Shanghai International Airport Co. Ltd. (A Shares)	439,500	3,888,130
Shenzhen Expressway Co. (H Shares)	2,586,000	2,339,213
Shenzhen Inovance Technology Co. Ltd. Class A	332,197	1,301,443
Sinopec Engineering Group Co. Ltd. (H Shares)	1,316,500	1,341,818
Suofeiya Home Collection Co. Ltd. Class A	348,900	1,546,638
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	924,737	2,957,714
Yunnan Baiyao Group Co. Ltd.	252,768	3,695,777
Zhengzhou Yutong Bus Co. Ltd.	217,960	537,486

TOTAL CHINA		52,296,815

Hong Kong - 8.3%
AIA Group Ltd.	1,213,800	10,593,040
China Resources Beer Holdings Co. Ltd.	762,000	3,426,988
CSPC Pharmaceutical Group Ltd.	832,000	2,173,002
Dah Sing Banking Group Ltd.	1,062,000	2,254,148
Power Assets Holdings Ltd.	316,000	2,236,424
Sino Land Ltd.	1,142,000	1,961,277
Techtronic Industries Co. Ltd.	515,500	2,870,073

TOTAL HONG KONG		25,514,952

India - 16.7%
Adani Ports & Special Economic Zone Ltd.	283,825	1,657,304
Amara Raja Batteries Ltd.	125,362	1,508,611
Axis Bank Ltd.	410,730	3,302,159
Bharti Infratel Ltd.	318,481	1,333,517
CCL Products (India) Ltd.	372,079	1,440,271
Future Retail Ltd.	262,177	2,047,324
Gujarat Gas Ltd.	100,016	1,151,513
Havells India Ltd.	133,026	1,232,715
HDFC Asset Management Co. Ltd. (a)	496	7,970
HDFC Bank Ltd.	155,627	4,922,921
Housing Development Finance Corp. Ltd.	220,606	6,428,219
Indraprastha Gas Ltd.	1,041,636	4,624,675
Oberoi Realty Ltd.	324,307	2,350,113
Petronet LNG Ltd.	1,013,833	3,393,512
Power Grid Corp. of India Ltd.	1,030,332	2,743,639
Reliance Industries Ltd.	510,296	8,840,360
Sun Pharmaceutical Industries Ltd.	262,986	2,183,867
UPL Ltd.	179,811	1,691,605
VST Industries Ltd.	14,284	565,883

TOTAL INDIA		51,426,178

Indonesia - 2.9%
PT Bank Central Asia Tbk	3,296,400	5,320,646
PT Bank Rakyat Indonesia Tbk	16,456,000	3,503,462

TOTAL INDONESIA		8,824,108

Israel - 0.2%
Sarine Technologies Ltd.	803,000	513,174
Japan - 1.6%
Nissan Chemical Corp.	11,500	515,563
SMC Corp.	4,600	1,541,904
SoftBank Corp.	32,600	2,722,824

TOTAL JAPAN		4,780,291

Korea (South) - 8.7%
Cafe24 Corp. (a)	9,991	1,435,656
Coway Co. Ltd.	30,153	2,540,124
Cuckoo Holdings Co. Ltd.	15,481	2,231,493
Hyundai Fire & Marine Insurance Co. Ltd.	46,264	1,522,785
KB Financial Group, Inc.	67,607	3,264,544
LG Chemical Ltd.	10,303	3,469,896
Samsung Electronics Co. Ltd.	156,370	6,495,112
SK Hynix, Inc.	74,714	5,790,743

TOTAL KOREA (SOUTH)		26,750,353

Malaysia - 0.3%
Bursa Malaysia Bhd	514,800	990,341
Multi-National - 1.7%
HKT Trust/HKT Ltd. unit	3,791,500	5,062,386
Philippines - 0.9%
Ayala Land, Inc.	3,716,500	2,863,699
Singapore - 0.6%
Wing Tai Holdings Ltd.	1,269,600	1,930,490
Taiwan - 8.9%
E.SUN Financial Holdings Co. Ltd.	4,978,922	3,476,014
Nien Made Enterprise Co. Ltd.	171,000	1,479,007
Taiwan Semiconductor Manufacturing Co. Ltd.	2,241,393	17,940,874
United Microelectronics Corp.	3,784,000	2,169,361
Voltronic Power Technology Corp.	136,000	2,365,913

TOTAL TAIWAN		27,431,169

Thailand - 1.6%
Bangkok Bank PCL (For. Reg.)	482,100	3,014,031
Thai Beverage PCL	3,530,100	1,970,747

TOTAL THAILAND		4,984,778

TOTAL COMMON STOCKS
(Cost $211,678,112)		295,247,154

Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.
(Cost $3,001,197)	84,000	2,885,574

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $6,369,717)	6,368,443	6,369,717
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $221,049,026)		304,502,445
NET OTHER ASSETS (LIABILITIES) - 1.0%		3,199,136
NET ASSETS - 100%		$307,701,581

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,566,660 or 0.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,799
Fidelity Securities Lending Cash Central Fund	358
Total	$90,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$32,927,957	$32,927,957	$--	$--
Consumer Staples	16,047,624	16,047,624	--	--
Energy	14,366,960	14,366,960	--	--
Financials	62,808,934	47,835,917	14,973,017	--
Health Care	15,862,611	15,862,611	--	--
Industrials	22,750,570	22,750,570	--	--
Information Technology	87,966,128	45,449,156	42,516,972	--
Materials	5,677,064	5,161,501	515,563	--
Real Estate	13,858,889	13,858,889	--	--
Telecommunication Services	10,730,509	8,007,685	2,722,824	--
Utilities	15,135,482	15,135,482	--	--
Money Market Funds	6,369,717	6,369,717	--	--
Total Investments in Securities:	$304,502,445	$243,774,069	$60,728,376	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$6,033,594
Level 2 to Level 1	$252,069

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

July 31, 2018

AVLF-QTLY-0918
1.804852.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Media - 12.1%
Comcast Corp. Class A	35,500	$1,270,190
Interpublic Group of Companies, Inc.	21,400	482,570
Lions Gate Entertainment Corp. Class B	13,250	303,028
The Walt Disney Co.	7,500	851,700
Twenty-First Century Fox, Inc. Class A	19,800	891,000
		3,798,488
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	3,700	568,024

TOTAL CONSUMER DISCRETIONARY		4,366,512

CONSUMER STAPLES - 7.8%
Beverages - 2.1%
C&C Group PLC	161,002	647,641
Food Products - 3.1%
Kellogg Co.	5,600	397,768
The J.M. Smucker Co.	5,300	588,936
		986,704
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	15,100	827,178

TOTAL CONSUMER STAPLES		2,461,523

ENERGY - 11.7%
Energy Equipment & Services - 1.8%
Baker Hughes, a GE Co. Class A	16,400	567,112
Oil, Gas & Consumable Fuels - 9.9%
Exxon Mobil Corp.	13,900	1,132,989
GasLog Partners LP	24,000	603,600
Golar LNG Partners LP	30,700	503,787
Teekay Corp. (a)	12,200	85,034
Teekay LNG Partners LP	29,000	464,000
Teekay Offshore Partners LP	125,900	319,786
		3,109,196

TOTAL ENERGY		3,676,308

FINANCIALS - 26.4%
Banks - 10.1%
JPMorgan Chase & Co.	5,625	646,594
U.S. Bancorp	19,171	1,016,255
Wells Fargo & Co.	26,426	1,513,944
		3,176,793
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	2,000	474,860
Consumer Finance - 2.0%
Discover Financial Services	8,600	614,126
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (b)	7,600	1,503,812
Insurance - 8.0%
Allstate Corp.	1,740	165,509
Chubb Ltd.	5,400	754,488
Prudential PLC	34,573	815,699
The Travelers Companies, Inc.	5,900	767,826
		2,503,522

TOTAL FINANCIALS		8,273,113

HEALTH CARE - 20.4%
Biotechnology - 5.9%
Amgen, Inc.	6,500	1,277,575
Dyax Corp. rights 12/31/19 (b)(c)	15,500	55,490
Shire PLC sponsored ADR	3,019	515,072
		1,848,137
Health Care Providers & Services - 11.2%
Anthem, Inc.	3,300	834,900
Cigna Corp.	7,400	1,327,708
CVS Health Corp.	20,700	1,342,602
		3,505,210
Pharmaceuticals - 3.3%
Allergan PLC	2,800	515,452
Bayer AG	4,672	520,121
		1,035,573

TOTAL HEALTH CARE		6,388,920

INDUSTRIALS - 3.2%
Aerospace & Defense - 2.7%
United Technologies Corp.	6,200	841,588
Professional Services - 0.5%
Nielsen Holdings PLC	7,300	171,988

TOTAL INDUSTRIALS		1,013,576

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	13,564	573,622
Internet Software & Services - 1.9%
Alphabet, Inc. Class A (b)	479	587,838
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A	7,300	594,950
The Western Union Co.	21,600	435,456
		1,030,406
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	1,900	361,551

TOTAL INFORMATION TECHNOLOGY		2,553,417

MATERIALS - 1.5%
Chemicals - 1.5%
LyondellBasell Industries NV Class A	4,200	465,318
REAL ESTATE - 3.1%
Real Estate Management & Development - 3.1%
CBRE Group, Inc. (b)	19,200	956,160
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	12,933	413,468
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	3,800	161,500
TOTAL COMMON STOCKS
(Cost $26,192,581)		30,729,815

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.96% (d)	615,326	615,449
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	88,457	88,466
TOTAL MONEY MARKET FUNDS
(Cost $703,915)		703,915
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,896,496)		31,433,730
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(37,930)
NET ASSETS - 100%		$31,395,800

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,249
Fidelity Securities Lending Cash Central Fund	15,177
Total	$23,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,366,512	$4,366,512	$--	$--
Consumer Staples	2,461,523	2,461,523	--	--
Energy	3,676,308	3,676,308	--	--
Financials	8,273,113	7,457,414	815,699	--
Health Care	6,388,920	5,813,309	520,121	55,490
Industrials	1,013,576	1,013,576	--	--
Information Technology	2,553,417	2,553,417	--	--
Materials	465,318	465,318	--	--
Real Estate	956,160	956,160	--	--
Telecommunication Services	413,468	413,468	--	--
Utilities	161,500	161,500	--	--
Money Market Funds	703,915	703,915	--	--
Total Investments in Securities:	$31,433,730	$30,042,420	$1,335,820	$55,490

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

July 31, 2018

FAEM-QTLY-0918
1.804858.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Belgium - 0.6%
Umicore SA	76,563	$4,476,447
Bermuda - 0.8%
Credicorp Ltd. (United States)	25,514	5,836,838
Brazil - 4.8%
CVC Brasil Operadora e Agencia de Viagens SA	351,200	4,126,481
Equatorial Energia SA	266,500	4,349,006
Hapvida Participacoes e Investimentos SA	549,000	4,118,999
IRB Brasil Resseguros SA	327,200	4,655,231
Localiza Rent A Car SA	654,500	4,141,522
Lojas Renner SA	554,600	4,562,931
Notre Dame Intermedica Participacoes SA	728,200	4,753,390
Suzano Papel e Celulose SA	414,200	4,916,370

TOTAL BRAZIL		35,623,930

Cayman Islands - 18.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	184,300	34,506,489
Baidu.com, Inc. sponsored ADR (a)	55,100	13,619,618
Baozun, Inc. sponsored ADR (a)(b)	75,400	4,361,890
Geely Automobile Holdings Ltd.	2,177,000	4,964,715
JD.com, Inc. sponsored ADR (a)	206,300	7,397,918
New Oriental Education & Technology Group, Inc. sponsored ADR	63,600	5,472,144
Sands China Ltd.	742,200	3,820,192
Shenzhou International Group Holdings Ltd.	451,000	5,530,446
Sunny Optical Technology Group Co. Ltd.	304,000	5,015,639
TAL Education Group ADR (a)	157,800	5,048,022
Tencent Holdings Ltd.	895,400	40,753,594
ZTO Express (Cayman), Inc. sponsored ADR	188,582	3,739,581

TOTAL CAYMAN ISLANDS		134,230,248

Chile - 0.6%
Banco Santander Chile sponsored ADR	143,800	4,718,078
China - 9.2%
China International Travel Service Corp. Ltd. (A Shares)	382,011	3,938,032
Gree Electric Appliances, Inc. of Zhuhai Class A	543,949	3,526,682
Han's Laser Technology Industry Group Co. Ltd.	529,000	3,741,910
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	764,567	3,880,800
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	970,361	3,765,958
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	355,300	3,591,749
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	223,700	4,214,466
Kweichow Moutai Co. Ltd. (A Shares)	36,975	3,942,654
Midea Group Co. Ltd. Class A	562,932	3,934,005
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,150,000	10,666,259
Shanghai International Airport Co. Ltd. (A Shares)	494,606	4,375,637
Shenzhen Inovance Technology Co. Ltd. Class A	885,657	3,469,724
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,039,634	3,325,205
Wuliangye Yibin Co. Ltd. Class A	376,424	3,986,524
Xiaomi Corp. Class B	1,861,600	4,174,284
Yunnan Baiyao Group Co. Ltd.	263,252	3,849,066

TOTAL CHINA		68,382,955

France - 1.7%
Kering SA	7,551	4,026,371
LVMH Moet Hennessy - Louis Vuitton SA	12,412	4,325,434
Pernod Ricard SA	25,500	4,113,452

TOTAL FRANCE		12,465,257

Germany - 1.2%
adidas AG	17,461	3,862,069
Wirecard AG	24,800	4,632,731

TOTAL GERMANY		8,494,800

Hong Kong - 2.4%
AIA Group Ltd.	532,200	4,644,600
CSPC Pharmaceutical Group Ltd.	2,096,000	5,474,293
Galaxy Entertainment Group Ltd.	497,000	3,992,311
Techtronic Industries Co. Ltd.	708,000	3,941,827

TOTAL HONG KONG		18,053,031

India - 13.0%
Adani Ports & Special Economic Zone Ltd.	854,759	4,991,088
Asian Paints Ltd.	276,439	5,860,701
Edelweiss Financial Services Ltd.	895,007	4,045,573
Eicher Motors Ltd.	11,559	4,693,594
Godrej Consumer Products Ltd.	282,426	5,432,761
HDFC Bank Ltd.	138,772	4,389,750
Housing Development Finance Corp. Ltd.	366,298	10,673,526
Indraprastha Gas Ltd.	1,021,014	4,533,117
IndusInd Bank Ltd.	163,201	4,756,215
Kotak Mahindra Bank Ltd.	236,304	4,510,866
Larsen & Toubro Ltd.	280,656	5,338,859
Maruti Suzuki India Ltd.	46,900	6,522,258
Motherson Sumi Systems Ltd.	970,837	4,567,727
Pidilite Industries Ltd. (a)	256,331	4,206,472
Reliance Industries Ltd.	689,509	11,945,043
Titan Co. Ltd.	361,417	4,816,518
Ultratech Cemco Ltd.	81,709	5,005,422

TOTAL INDIA		96,289,490

Indonesia - 1.6%
PT Bank Central Asia Tbk	3,858,600	6,228,080
PT Bank Rakyat Indonesia Tbk	26,548,700	5,652,185

TOTAL INDONESIA		11,880,265

Ireland - 0.6%
Accenture PLC Class A	27,600	4,397,508
Japan - 1.0%
Keyence Corp.	7,500	3,951,393
Misumi Group, Inc.	149,300	3,794,756

TOTAL JAPAN		7,746,149

Kenya - 0.6%
Safaricom Ltd.	14,741,900	4,109,240
Korea (South) - 6.6%
LG Chemical Ltd.	20,272	6,827,306
LG Household & Health Care Ltd.	4,890	5,313,929
Samsung Electronics Co. Ltd.	879,141	36,516,719

TOTAL KOREA (SOUTH)		48,657,954

Mexico - 2.7%
Embotelladoras Arca S.A.B. de CV	643,000	4,268,324
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	463,021	4,375,381
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	264,155	4,699,664
Wal-Mart de Mexico SA de CV Series V	2,238,700	6,537,937

TOTAL MEXICO		19,881,306

Netherlands - 1.2%
ASML Holding NV (Netherlands)	21,200	4,540,370
Yandex NV Series A (a)	123,400	4,437,464

TOTAL NETHERLANDS		8,977,834

Philippines - 2.7%
Ayala Corp.	256,910	4,841,141
Ayala Land, Inc.	6,233,400	4,803,063
SM Investments Corp.	278,849	4,996,823
SM Prime Holdings, Inc.	7,488,300	5,332,139

TOTAL PHILIPPINES		19,973,166

Russia - 2.7%
Alrosa Co. Ltd.	2,901,800	4,518,491
NOVATEK OAO GDR (Reg. S)	39,077	6,217,151
Sberbank of Russia	2,736,790	9,378,748

TOTAL RUSSIA		20,114,390

South Africa - 5.5%
Capitec Bank Holdings Ltd.	66,500	4,805,525
Discovery Ltd.	383,262	4,948,133
FirstRand Ltd.	1,256,700	6,611,096
Mondi Ltd.	162,020	4,442,922
Naspers Ltd. Class N	80,000	19,696,981

TOTAL SOUTH AFRICA		40,504,657

Spain - 0.6%
Amadeus IT Holding SA Class A	52,800	4,507,143
Sweden - 0.6%
Hexagon AB (B Shares)	70,800	4,317,432
Switzerland - 0.6%
Sika AG	32,046	4,560,199
Taiwan - 5.5%
Formosa Chemicals & Fibre Corp.	927,000	3,652,709
Formosa Plastics Corp.	1,089,000	4,006,164
Taiwan Semiconductor Manufacturing Co. Ltd.	4,116,000	32,945,867

TOTAL TAIWAN		40,604,740

Thailand - 1.4%
Airports of Thailand PCL (For. Reg.)	2,580,100	5,137,710
C.P. ALL PCL (For. Reg.)	2,314,700	5,217,989

TOTAL THAILAND		10,355,699

United Kingdom - 1.1%
NMC Health PLC	87,100	4,339,705
Prudential PLC	172,240	4,063,751

TOTAL UNITED KINGDOM		8,403,456

United States of America - 9.1%
A.O. Smith Corp.	66,500	3,958,745
Alphabet, Inc. Class A (a)	3,500	4,295,270
Amphenol Corp. Class A	47,711	4,461,456
Estee Lauder Companies, Inc. Class A	27,500	3,710,850
Hilton Worldwide Holdings, Inc.	48,800	3,838,608
Marriott International, Inc. Class A	29,600	3,784,064
MasterCard, Inc. Class A	20,100	3,979,800
MercadoLibre, Inc.	11,500	3,943,465
Moody's Corp.	24,100	4,123,992
MSCI, Inc.	24,500	4,071,655
NVIDIA Corp.	15,800	3,868,788
S&P Global, Inc.	20,900	4,189,196
Sherwin-Williams Co.	10,600	4,671,738
TransDigm Group, Inc.	11,200	4,206,048
Visa, Inc. Class A	32,600	4,457,724
Yum China Holdings, Inc.	150,500	5,430,040

TOTAL UNITED STATES OF AMERICA		66,991,439

TOTAL COMMON STOCKS
(Cost $571,122,418)		714,553,651

Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.3%
Itau Unibanco Holding SA
(Cost $7,570,765)	784,720	9,408,361

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.96% (c)	4,444,083	4,444,972
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	4,448,269	4,448,714
TOTAL MONEY MARKET FUNDS
(Cost $8,893,686)		8,893,686
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $587,586,869)		732,855,698
NET OTHER ASSETS (LIABILITIES) - 1.0%		7,375,956
NET ASSETS - 100%		$740,231,654

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$136,671
Fidelity Securities Lending Cash Central Fund	32,582
Total	$169,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$124,865,357	$120,539,923	$4,325,434	$--
Consumer Staples	50,504,844	50,504,844	--	--
Energy	18,162,194	18,162,194	--	--
Financials	131,337,798	113,505,549	17,832,249	--
Health Care	25,333,408	25,333,408	--	--
Industrials	61,921,461	61,921,461	--	--
Information Technology	231,565,444	153,325,613	78,239,831	--
Materials	57,144,941	57,144,941	--	--
Real Estate	10,135,202	10,135,202	--	--
Telecommunication Services	4,109,240	4,109,240	--	--
Utilities	8,882,123	8,882,123	--	--
Money Market Funds	8,893,686	8,893,686	--	--
Total Investments in Securities:	$732,855,698	$632,458,184	$100,397,514	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

July 31, 2018

AGED-QTLY-0918
1.938155.106

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
Australia - 0.0%
Inghams Group Ltd.	2,684	$7,318
Bailiwick of Jersey - 1.2%
Shire PLC	1,192	67,889
Wolseley PLC	1,596	125,899
WPP PLC	4,106	64,226

TOTAL BAILIWICK OF JERSEY		258,014

Belgium - 1.2%
Anheuser-Busch InBev SA NV	1,300	132,293
KBC Groep NV	1,511	116,191

TOTAL BELGIUM		248,484

Bermuda - 0.7%
Hiscox Ltd.	3,196	67,035
IHS Markit Ltd. (a)	1,325	70,265

TOTAL BERMUDA		137,300

Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,184	100,314
Constellation Software, Inc.	344	249,377
Fairfax Financial Holdings Ltd. (sub. vtg.)	143	80,797
Imperial Oil Ltd.	4,583	156,953
PrairieSky Royalty Ltd.	200	3,794
Suncor Energy, Inc.	7,391	311,242

TOTAL CANADA		902,477

Cayman Islands - 0.6%
Best Pacific International Holdings Ltd.	36,000	13,301
SITC International Holdings Co. Ltd.	123,000	119,411

TOTAL CAYMAN ISLANDS		132,712

China - 0.5%
Shanghai International Airport Co. Ltd. (A Shares)	11,434	101,153
Zhengzhou Yutong Bus Co. Ltd.	2,700	6,658

TOTAL CHINA		107,811

France - 1.4%
Compagnie de St. Gobain	2,252	100,266
Edenred SA	819	32,246
Maisons du Monde SA (b)	1,360	41,603
VINCI SA	1,245	125,202

TOTAL FRANCE		299,317

Germany - 2.8%
adidas AG	468	103,513
Deutsche Post AG	2,337	82,556
Deutsche Telekom AG	2,910	48,117
Hannover Reuck SE	400	53,322
Linde AG	530	130,830
SAP SE	1,463	170,273

TOTAL GERMANY		588,611

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	18,500	103,000
India - 0.3%
HDFC Bank Ltd. sponsored ADR	500	51,670
Ireland - 1.6%
Accenture PLC Class A	1,229	195,817
Greencore Group PLC	9,430	21,945
Johnson Controls International PLC	1,060	39,761
Paddy Power Betfair PLC (Ireland)	700	76,329

TOTAL IRELAND		333,852

Isle of Man - 0.4%
Playtech Ltd.	10,294	72,664
Italy - 0.3%
Prada SpA	14,000	66,620
Japan - 6.6%
A/S One Corp.	1,100	76,832
Aucnet, Inc.	2,300	34,351
Broadleaf Co. Ltd.	9,800	59,248
Daiichikosho Co. Ltd.	6,100	289,138
Hoya Corp.	3,800	227,698
Inaba Denki Sangyo Co. Ltd.	2,100	88,553
Japan Meat Co. Ltd.	4,900	92,421
Mitani Shoji Co. Ltd.	500	23,253
Morinaga & Co. Ltd.	2,200	101,918
Nippon Telegraph & Telephone Corp.	3,500	161,887
Sony Corp.	2,200	118,243
Tsuruha Holdings, Inc.	700	86,017

TOTAL JAPAN		1,359,559

Kenya - 0.5%
Safaricom Ltd.	366,100	102,049
Luxembourg - 0.6%
B&M European Value Retail S.A.	20,790	112,617
Samsonite International SA	5,400	20,433

TOTAL LUXEMBOURG		133,050

Multi-National - 0.6%
HKT Trust/HKT Ltd. unit	93,280	124,547
Netherlands - 2.7%
Koninklijke Philips Electronics NV	1,678	73,663
LyondellBasell Industries NV Class A	1,563	173,165
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,319	306,858

TOTAL NETHERLANDS		553,686

Norway - 0.7%
Equinor ASA	5,649	150,009
Panama - 0.4%
Carnival Corp.	1,325	78,493
Spain - 1.2%
Amadeus IT Holding SA Class A	1,100	93,899
CaixaBank SA	13,200	60,732
Prosegur Cash SA (b)	33,900	91,174

TOTAL SPAIN		245,805

Sweden - 0.9%
Essity AB Class B	3,970	99,284
HEXPOL AB (B Shares)	2,200	23,644
Loomis AB (B Shares)	2,250	70,574

TOTAL SWEDEN		193,502

Switzerland - 4.0%
Banque Cantonale Vaudoise	120	89,805
Chubb Ltd.	954	133,293
Nestle SA (Reg. S)	3,671	299,162
Roche Holding AG (participation certificate)	795	195,289
Swatch Group AG (Bearer)	230	103,345

TOTAL SWITZERLAND		820,894

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	200,109
Thailand - 0.3%
Star Petroleum Refining PCL	151,500	66,483
United Kingdom - 10.4%
AstraZeneca PLC sponsored ADR	3,762	147,207
British American Tobacco PLC (United Kingdom)	8,471	465,671
Bunzl PLC	2,252	66,950
Cineworld Group PLC	19,868	70,671
Compass Group PLC	4,106	88,358
Conviviality PLC(c)	13,550	0
GlaxoSmithKline PLC	7,325	152,142
Hastings Group Holdings PLC (b)	18,922	61,842
Hilton Food Group PLC	13,481	169,159
Imperial Tobacco Group PLC	3,114	119,430
Melrose Industries PLC	16,428	46,554
Micro Focus International PLC	14,347	234,106
Moneysupermarket.com Group PLC	24,436	100,743
Reckitt Benckiser Group PLC	689	61,425
Rolls-Royce Holdings PLC	1,600	20,802
St. James's Place Capital PLC	6,761	106,978
Standard Life PLC	22,395	91,799
Victrex PLC	1,934	80,063
Vodafone Group PLC	28,065	68,562

TOTAL UNITED KINGDOM		2,152,462

United States of America - 43.1%
Altria Group, Inc.	2,940	172,519
American Tower Corp.	2,321	344,065
AMETEK, Inc.	3,017	234,723
Amgen, Inc.	1,754	344,749
Apple, Inc.	3,086	587,237
Ball Corp.	1,430	55,727
Bank of America Corp.	12,484	385,506
Becton, Dickinson & Co.	768	192,284
Bluegreen Vacations Corp.	4,265	109,653
Bristol-Myers Squibb Co.	1,616	94,940
Capital One Financial Corp.	2,411	227,406
Cedar Fair LP (depositary unit)	1,086	62,054
Charter Communications, Inc. Class A (a)	318	96,856
Chevron Corp.	2,931	370,097
Citigroup, Inc.	4,159	298,991
Comcast Corp. Class A	4,054	145,052
ConocoPhillips Co.	4,371	315,455
Danaher Corp.	1,298	133,149
Diamond Hill Investment Group, Inc.	265	50,811
DowDuPont, Inc.	2,819	193,863
Enterprise Products Partners LP	768	22,272
Exxon Mobil Corp.	2,580	210,296
Fortive Corp.	1,113	91,355
General Electric Co.	6,751	92,016
Interpublic Group of Companies, Inc.	2,834	63,907
Johnson & Johnson	2,035	269,678
JPMorgan Chase & Co.	3,655	420,142
Keurig Dr. Pepper, Inc.	1,282	30,781
Lowe's Companies, Inc.	980	97,353
Microsoft Corp.	5,474	580,682
MSCI, Inc.	636	105,697
Packaging Corp. of America	477	53,853
PepsiCo, Inc.	1,669	191,935
Philip Morris International, Inc.	821	70,852
Phillips 66 Co.	927	114,336
Qualcomm, Inc.	4,212	269,947
S&P Global, Inc.	567	113,649
SunTrust Banks, Inc.	3,181	229,255
The Coca-Cola Co.	4,344	202,561
The J.M. Smucker Co.	927	103,008
U.S. Bancorp	4,657	246,868
UnitedHealth Group, Inc.	821	207,894
Valero Energy Corp.	1,033	122,256
Verizon Communications, Inc.	5,987	309,169
Wells Fargo & Co.	5,556	318,303

TOTAL UNITED STATES OF AMERICA		8,953,202

TOTAL COMMON STOCKS
(Cost $14,895,519)		18,443,700

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.4%
Itau Unibanco Holding SA	7,200	86,324
Spain - 0.5%
Grifols SA Class B	5,000	104,713
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $181,917)		191,037
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40(d)(e)
(Cost $429)	CAD 500	485
	Shares	Value

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 1.96% (f)
(Cost $2,222,614)	2,222,170	2,222,614
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $17,300,479)		20,857,836
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(88,078)
NET ASSETS - 100%		$20,769,758

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,619 or 0.9% of net assets.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,888
Total	$20,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,997,429	$1,814,960	$182,469	$--
Consumer Staples	2,834,871	1,569,462	1,265,409	--
Energy	1,843,193	1,843,193	--	--
Financials	3,487,590	3,426,858	60,732	--
Health Care	2,288,127	1,694,431	593,696	--
Industrials	1,538,197	1,434,839	103,358	--
Information Technology	2,775,789	2,171,301	604,488	--
Materials	711,145	711,145	--	--
Real Estate	344,065	344,065	--	--
Telecommunication Services	814,331	535,765	278,566	--
Corporate Bonds	485	--	485	--
Money Market Funds	2,222,614	2,222,614	--	--
Total Investments in Securities:	$20,857,836	$17,768,633	$3,089,203	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$461,556
Level 2 to Level 1	$1,052,165

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018